Consolidated statements of comprehensive income - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net earnings		$ 2,973	$ 3,050
Items that will be subsequently reclassified to net earnings
Net change in value of publicly-traded and privately-held investments, net of income taxes of nil for 2018 and 2017		6	0
Net change in value of derivatives designated as cash flow hedges, net of income taxes of ($15) million and $21 million for 2018 and 2017, respectively (1)	[1]	43	(65)
Items that will not be reclassified to net earnings
Actuarial gains (losses) on post-employment benefit plans, net of income taxes of ($25) million and $92 million for 2018 and 2017, respectively		67	(246)
Net change in value of derivatives designated as cash flow hedges, net of income taxes of ($23) million and nil for 2018 and 2017, respectively (1)	[1]	61	0
Other comprehensive income (loss)		177	(311)
Total comprehensive (loss) income		3,150	2,739
Total comprehensive income attributable to:
Common shareholders		2,957	2,557
Preferred shareholders		144	128
Non-controlling interest		49	54
Total comprehensive (loss) income		$ 3,150	$ 2,739

[1]	Amounts relating to the net change in value of derivatives for the year ended December 31, 2017 have not been restated, in accordance with the transition requirements upon adoption of IFRS 9 - Financial Instruments on January 1, 2018. See Note 2, Significant accounting policies, for further details.